Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Current Assets [Abstract]
Prepaid and deferred expenses	$ 98	$ 21
Government Institutions	18	10
Total	$ 116	$ 31